LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Liquidity Continued Operations And Going Concern
LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

NOTE 4. LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

During the year ended December 31, 2022, the Company entered into multiple financing agreements to fund operations. Further discussion of these transactions can be found in Notes 12 and 15 in the Company's Annual Report on Form 10-K for the year ended December 31, 2022.

In March 2023, the Company redeployed its Thornton manufacturing facility to focus on industrial commercialization of the Company's patent-pending Perovskite solar technologies. Additionally, while the Company purchased manufacturing assets in Zurich, Switzerland in April 2023 with plans to commence manufacturing using this equipment, Management continues to evaluate its manufacturing options. Management does not expect that sales revenue and cash flows will be sufficient to support operations and cash requirements until the Company is able to achieve large scale production capacities. During the six months ended June 30, 2023 the Company used $6,577,826 in cash for operations.

Additionally, projected revenues may not result in a positive cash flow position for the next twelve months. The Company also has a working capital deficit of $9,121,533 as of June 30, 2023. Management does not believe cash liquidity is sufficient for the next twelve months and will require additional financing.

The Company continues to look for ways to expand its production of PV films at industrial scale, and to secure long-term contracts for the sale of such output. The Company continues activities related to securing additional financing through strategic investors, but there is no assurance the Company will be able to raise additional capital on acceptable terms or at all. If the Company's revenues do not increase rapidly, and/or additional financing is not obtained, the Company will be required to significantly curtail operations to reduce costs and/or sell assets. Such actions would likely have an adverse impact on the Company's future operations.

As a result of the Company’s recurring losses from operations and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises doubt as to the Company’s ability to continue as a going concern.

Management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These condensed financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

NOTE 4. LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN

The Company is currently focusing on integrating its PV products into scalable and high value markets which includes agrivoltaics, aerospace, etc. and has limited PV production at its manufacturing facility. The Company does not expect that sales revenue and cash flows will be sufficient to support operations and cash requirements until it has fully implemented its relaunch strategy. During the year ended December 31, 2022 the Company used $10,506,575 in cash for operations. As of December 31, 2022, the Company had $662,321 in accounts and related party payables and $559,060 in interest payable.

Additionally, projected product revenues are not anticipated to result in a positive cash flow position for the year 2023 overall and, as of December 31, 2022, the Company has a working capital of $7,470,521. Although the Company has working capital, additional financing will be required for the Company to reach a level of sufficient sales to achieve profitability.

The Company continues to seek additional funding through strategic or financial investors, but there is no assurance the Company will be able to raise additional capital on acceptable terms or at all. If the Company's revenues do not increase rapidly, and/or additional financing is not obtained, the Company will be required to significantly curtail operations to reduce costs and/or sell assets. Such actions would likely have an adverse impact on the Company's future operations.

As a result of the Company’s recurring losses from operations, and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.